LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and Financial Leases		$ 173,819,116	$ 160,468,094
Total allowance	[1]	(10,235,831)	(8,223,103)
Total Net Loans and financial leases		163,583,285	152,244,991
Commercial [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and Financial Leases	[2]	94,600,648	88,997,241
Consumer loans [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and Financial Leases		31,993,381	27,646,114
Mortage [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and Financial Leases		22,870,685	20,512,208
Financial leases [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and Financial Leases		23,198,204	22,248,951
Small Business Loans [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and Financial Leases		$ 1,156,198	$ 1,063,580

[1]	The allowance as of December 31, 2018 was estimated according to the expected credit losses methodology required by IFRS 9, on the other hand, the estimations for the year ended as of December 31, 2017 were computed under IAS 39, therefore both amounts are not comparable. For further information see Note 32 Impacts on application of new standards.
[2]	Includes loans to financial institutions amounting to COP 8,154,507 and COP 7,862,401 as of December 31, 2018 and 2017, respectively.